Borrowings - Schedule of Convertible Bonds Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 405,024	$ 353,574
Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying amount	10,309	9,356
Fair value	10,309	9,356
Convertible bonds
Disclosure of detailed information about borrowings [line items]
Carrying amount	394,715	344,218	$ 0
Fair value	$ 399,348	$ 344,412